Financial Instruments - Liquidity Risk - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Maximum maturity amount of short-term debt	£ 1,500,000,000
Committed bank facility	£ 2,354,000,000		$ 3,000
Committed bank facility maturity period	2 years
Tranche One [member]
Disclosure of detailed information about financial instruments [line items]
Committed bank facility	£ 1,373,000,000		1,750
Committed bank facility maturity date	2023-07
Tranche Two [member]
Disclosure of detailed information about financial instruments [line items]
Committed bank facility	£ 981,000,000		$ 1,250
Committed bank facility maturity date	2021-07
Derivatives not designated as hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instruments not designated as hedging instruments, at fair value	£ 13,000,000	£ 12,000,000
Financial instruments designated as hedging instruments, at fair value	7,000,000	14,000,000
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	15,000,000	15,000,000
Derivative financial assets	33,000,000	20,000,000
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	41,000,000	30,000,000
Derivative financial assets	£ 7,000,000	£ 81,000,000
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Minimum levels of maintained borrowing maturities	3 years
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Minimum levels of maintained borrowing maturities	5 years